Warrant liability (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Warrant Liability

	Six months to June 30, 2021 £’000	Year ended December 31, 2020 £’000
Opening balance	50,775	131
Warrants issued	—	4,080
Warrants exercised	(2,400)	(127)
Fair value changes during the period	(14,364)	46,691

Closing balance	34,011	50,775

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted
The following table lists the weighted average inputs to the models used for the fair value of warrants:

	Six months to June 30, 2021	Year ended December 31, 2020
Expected volatility (%)	79	84-85
Risk-free interest rate (%)	0.19	0.25-(0.05)
Expected life of share options (years)	2	3
Market price of ADS($)	$3.17	$3.58
Model used	Black-Scholes	Black-Scholes